SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM 13F-NT

REPORT FOR QUARTER ENDED:			DECEMBER 31, 2001


INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

NAME:							CARL K. BUFKA

ADDRESS:						C/O BUFKA & RODGERS L.L.C.
							425 NORTH MARTINGALE ROAD
							SUITE 750
							SCHAUMBURG, IL  60173
							ADDRESS CHANGE EFF 1/22/02
							20 NORTH MARTINGALE ROAD
							SUITE 250
							SCHAUMBURG, IL  60173

13-F FILE NO.					28-6300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:							CARL K. BUFKA

SIGNATURE, PLACE, AND DATE OF SIGNING:

/S/  CARL K. BUFKA     	SCHAUMBURG, ILLINOIS         	February 21, 2002

REPORT TYPE:

13F NOTICE

LIST ALL OTHER MANAGERS REPORTING FOR THIS MANAGER:

BUFKA & RODGERS L.L.C.


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